INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2024
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

8. INTANGIBLE ASSETS, NET

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
	(in thousands)
Intellectual property rights and others(1)	29,428	22,424	3,072
Licensed software	12,319	8,724	1,195
Less: accumulated amortization	(18,502)	(14,719)	(2,016)
Intangible assets, net	23,245	16,429	2,251
(1)	Intellectual property rights represent acquired titles or copyrights of assorted digital contents that can be used in developing and operating the Group’s online applications and other products.

The Group recorded amortization expense of RMB6,702 thousand, RMB7,625 thousand and RMB10,190 thousand (US$1,396 thousand) for the years ended December 31, 2022, 2023 and 2024, respectively. As of December 31, 2024, estimated amortization expense of the existing intangible assets for each of the next five years is RMB4,380 thousand (US$600 thousand), RMB2,559 thousand (US$351 thousand), RMB2,161 thousand (US$296 thousand), RMB2,161 thousand (US$296 thousand) and RMB2,110 thousand (US$289 thousand), respectively.